Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000080843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 26,201,000,000
Holdings Count | Holding	97
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$26,201
Number of Portfolio Holdings	97
Portfolio Turnover Rate	47%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
1 - 2 Years	54.7%
2 - 3 Years	44.4%
Other Assets and Liabilities—Net	0.9%

C000080841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
Net Assets	$ 26,201,000,000
Holdings Count | Holding	97
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$26,201
Number of Portfolio Holdings	97
Portfolio Turnover Rate	47%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
1 - 2 Years	54.7%
2 - 3 Years	44.4%
Other Assets and Liabilities—Net	0.9%

C000080842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
Net Assets	$ 26,201,000,000
Holdings Count | Holding	97
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$26,201
Number of Portfolio Holdings	97
Portfolio Turnover Rate	47%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
1 - 2 Years	54.7%
2 - 3 Years	44.4%
Other Assets and Liabilities—Net	0.9%

C000080846 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[4]
Net Assets	$ 39,530,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$39,530
Number of Portfolio Holdings	106
Portfolio Turnover Rate	27%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
2 - 4 Years	25.5%
4 - 6 Years	38.0%
6 - 8 Years	21.4%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%

C000080844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[5]
Net Assets	$ 39,530,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$39,530
Number of Portfolio Holdings	106
Portfolio Turnover Rate	27%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
2 - 4 Years	25.5%
4 - 6 Years	38.0%
6 - 8 Years	21.4%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%

C000080845 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[6]
Net Assets	$ 39,530,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$39,530
Number of Portfolio Holdings	106
Portfolio Turnover Rate	27%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
2 - 4 Years	25.5%
4 - 6 Years	38.0%
6 - 8 Years	21.4%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%

C000080849 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[7]
Net Assets	$ 14,627,000,000
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$14,627
Number of Portfolio Holdings	91
Portfolio Turnover Rate	10%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
10 - 15 Years	3.4%
15 - 20 Years	40.6%
20 - 25 Years	18.2%
Over 25 Years	36.9%
Other Assets and Liabilities—Net	0.9%

C000080847 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[8]
Net Assets	$ 14,627,000,000
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$14,627
Number of Portfolio Holdings	91
Portfolio Turnover Rate	10%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
10 - 15 Years	3.4%
15 - 20 Years	40.6%
20 - 25 Years	18.2%
Over 25 Years	36.9%
Other Assets and Liabilities—Net	0.9%

C000080848 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VLGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[9]
Net Assets	$ 14,627,000,000
Holdings Count | Holding	91
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$14,627
Number of Portfolio Holdings	91
Portfolio Turnover Rate	10%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
10 - 15 Years	3.4%
15 - 20 Years	40.6%
20 - 25 Years	18.2%
Over 25 Years	36.9%
Other Assets and Liabilities—Net	0.9%

C000080852 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[10]
Net Assets	$ 42,192,000,000
Holdings Count | Holding	2,650
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$42,192
Number of Portfolio Holdings	2,650
Portfolio Turnover Rate	34%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	4.9%
Consumer Discretionary	6.9%
Consumer Staples	5.2%
Energy	5.3%
Financials	40.9%
Health Care	8.6%
Industrials	6.5%
Materials	2.0%
Real Estate	4.1%
Technology	7.9%
Utilities	6.1%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%

C000080850 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[11]
Net Assets	$ 42,192,000,000
Holdings Count | Holding	2,650
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$42,192
Number of Portfolio Holdings	2,650
Portfolio Turnover Rate	34%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	4.9%
Consumer Discretionary	6.9%
Consumer Staples	5.2%
Energy	5.3%
Financials	40.9%
Health Care	8.6%
Industrials	6.5%
Materials	2.0%
Real Estate	4.1%
Technology	7.9%
Utilities	6.1%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%

C000080851 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[12]
Net Assets	$ 42,192,000,000
Holdings Count | Holding	2,650
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$42,192
Number of Portfolio Holdings	2,650
Portfolio Turnover Rate	34%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	4.9%
Consumer Discretionary	6.9%
Consumer Staples	5.2%
Energy	5.3%
Financials	40.9%
Health Care	8.6%
Industrials	6.5%
Materials	2.0%
Real Estate	4.1%
Technology	7.9%
Utilities	6.1%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%

C000080855 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[13]
Net Assets	$ 51,967,000,000
Holdings Count | Holding	2,263
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$51,967
Number of Portfolio Holdings	2,263
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	6.8%
Consumer Discretionary	6.2%
Consumer Staples	6.1%
Energy	6.9%
Financials	32.6%
Health Care	8.9%
Industrials	5.9%
Materials	2.9%
Real Estate	5.3%
Technology	7.9%
Utilities	8.8%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.4%

C000080853 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[14]
Net Assets	$ 51,967,000,000
Holdings Count | Holding	2,263
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$51,967
Number of Portfolio Holdings	2,263
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	6.8%
Consumer Discretionary	6.2%
Consumer Staples	6.1%
Energy	6.9%
Financials	32.6%
Health Care	8.9%
Industrials	5.9%
Materials	2.9%
Real Estate	5.3%
Technology	7.9%
Utilities	8.8%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.4%

C000080854 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VICBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[15]
Net Assets	$ 51,967,000,000
Holdings Count | Holding	2,263
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$51,967
Number of Portfolio Holdings	2,263
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	6.8%
Consumer Discretionary	6.2%
Consumer Staples	6.1%
Energy	6.9%
Financials	32.6%
Health Care	8.9%
Industrials	5.9%
Materials	2.9%
Real Estate	5.3%
Technology	7.9%
Utilities	8.8%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.4%

C000080858 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[16]
Net Assets	$ 15,548,000,000
Holdings Count | Holding	2,969
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,548
Number of Portfolio Holdings	2,969
Portfolio Turnover Rate	19%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.2%
Consumer Discretionary	5.7%
Consumer Staples	7.1%
Energy	9.2%
Financials	13.9%
Health Care	16.1%
Industrials	8.3%
Materials	3.3%
Real Estate	1.4%
Technology	8.6%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.7%

C000080856 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[17]
Net Assets	$ 15,548,000,000
Holdings Count | Holding	2,969
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,548
Number of Portfolio Holdings	2,969
Portfolio Turnover Rate	19%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.2%
Consumer Discretionary	5.7%
Consumer Staples	7.1%
Energy	9.2%
Financials	13.9%
Health Care	16.1%
Industrials	8.3%
Materials	3.3%
Real Estate	1.4%
Technology	8.6%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.7%

C000080857 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[18]
Net Assets	$ 15,548,000,000
Holdings Count | Holding	2,969
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,548
Number of Portfolio Holdings	2,969
Portfolio Turnover Rate	19%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.2%
Consumer Discretionary	5.7%
Consumer Staples	7.1%
Energy	9.2%
Financials	13.9%
Health Care	16.1%
Industrials	8.3%
Materials	3.3%
Real Estate	1.4%
Technology	8.6%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.7%

C000080861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	ETF Shares
Trading Symbol	VMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[19]
Net Assets	$ 21,749,000,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$21,749
Number of Portfolio Holdings	94
Portfolio Turnover Rate	45%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
0 - 10 Years	1.4%
10 - 20 Years	12.2%
20 - 30 Years	83.6%
30 - 40 Years	2.0%
Other Assets and Liabilities—Net	0.8%

C000080859 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[20]
Net Assets	$ 21,749,000,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$21,749
Number of Portfolio Holdings	94
Portfolio Turnover Rate	45%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
0 - 10 Years	1.4%
10 - 20 Years	12.2%
20 - 30 Years	83.6%
30 - 40 Years	2.0%
Other Assets and Liabilities—Net	0.8%

C000080860 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	Institutional Shares
Trading Symbol	VMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[21]
Net Assets	$ 21,749,000,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$21,749
Number of Portfolio Holdings	94
Portfolio Turnover Rate	45%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
0 - 10 Years	1.4%
10 - 20 Years	12.2%
20 - 30 Years	83.6%
30 - 40 Years	2.0%
Other Assets and Liabilities—Net	0.8%

C000195056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[22]
Net Assets	$ 1,182,000,000
Holdings Count | Holding	4
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,182
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Vanguard Short-Term Corporate Bond ETF	38.0%
Vanguard Long-Term Corporate Bond ETF	33.2%
Vanguard Intermediate-Term Corporate Bond ETF	28.8%
Other Assets and Liabilities—Net	0.0%

C000203194 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total World Bond ETF
Class Name	ETF Shares
Trading Symbol	BNDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[23]
Net Assets	$ 1,094,000,000
Holdings Count | Holding	3
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,094
Number of Portfolio Holdings	3
Portfolio Turnover Rate	6%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Vanguard Total Bond Market ETF	52.5%
Vanguard Total International Bond ETF	47.5%
Other Assets and Liabilities—Net	0.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.